Segment Reporting (Details) - Schedule of major distributors revenue - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Major Distributors Revenue [Abstract]
Total revenue	$ 79,874,727		$ 54,040,948		$ 1,335,374
Customer A [Member]
Schedule of Major Distributors Revenue [Abstract]
Total revenue	74,340,429		41,767,780
Customer B [Member]
Schedule of Major Distributors Revenue [Abstract]
Total revenue		[1]	9,439,831
Customer C [Member]
Schedule of Major Distributors Revenue [Abstract]
Total revenue		[1]		[1]	$ 991,928

[1]	The revenue of this customer is not over 10% of total revenue of the Company.